Loans and Financing (Details) - Schedule of Loans and Financing - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Financing expenses, Current		$ 1,857,767	$ 891,570
Financing expenses, Non-current		17,100,270	19,107,567
Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Financing expenses, Current		1,052,829	92,676
Financing expenses, Non-current		69,541	217,825
Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Financing expenses, Current		804,938	798,894
Financing expenses, Non-current		$ 17,030,729	18,889,742
ACC - Advances on exchange contracts [member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.07%
Currency		USD
Index
Payment terms / non-current debt		2024
Financing expenses, Current		$ 931,170	52,158
Financing expenses, Non-current
Prepayment [Member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		7.38%
Currency		USD
Index		SOFR
Payment terms / non-current debt		2024 - 27
Financing expenses, Current			5,531
Financing expenses, Non-current			174,346
Prepayment [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		7.09%
Currency		GBP, USD
Index		BoE, SOFR
Payment terms / non-current debt		2024 - 25
Financing expenses, Current		$ 676	54,906
Financing expenses, Non-current			60,000
FINIMP – Import Financing [Member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.46%
Currency		USD and EUR
Index		Euribor
Payment terms / non-current debt		2025
Financing expenses, Current		$ 5,775	31,291
Financing expenses, Non-current			647
White Stripe credit facility [Member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		8.45%
Currency		USD and CAD
Index
Payment terms / non-current debt
Financing expenses, Current			2,892
Financing expenses, Non-current
Working capital – Dollar [Member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		7.01%
Currency		USD
Index		SOFR
Payment terms / non-current debt		2024 - 30
Financing expenses, Current		$ 372	362
Financing expenses, Non-current		$ 2,311	2,553
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		5.36%
Currency		USD
Index
Payment terms / non-current debt		2024 - 38
Financing expenses, Current		$ 1,566	442
Financing expenses, Non-current		$ 65,438	38,464
Scott credit facilities [Member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		2.20%
Currency		USD
Index
Payment terms / non-current debt		2030
Financing expenses, Current
Financing expenses, Non-current			1,815
Export credit note [Member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.96%
Currency		USD
Index		SOFR
Payment terms / non-current debt		2025
Financing expenses, Current		$ 100,757
Financing expenses, Non-current
Export credit note [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		12.97%
Currency		BRL
Index		CDI
Payment terms / non-current debt		2024 - 30
Financing expenses, Current		$ 966	2,913
Financing expenses, Non-current		$ 1,162	214,735
Others [Member] | Foreign currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.53%
Currency
Index
Financing expenses, Current		$ 13,189
Financing expenses, Non-current		$ 1,792
Others [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		4.68%
Currency		Various
Index		Various
Payment terms / non-current debt		2031
Financing expenses, Current		$ 37,063	9,098
Financing expenses, Non-current		$ 103,715	11,012
FINAME [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate	[1]	5.99%
Currency	[1]	BRL
Index	[1]
Payment terms / non-current debt	[1]	2024 - 25
Financing expenses, Current	[1]	$ 56	478
Financing expenses, Non-current	[1]		6
Notes 2.50% JBS Lux 2027 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		2.50%
Currency		USD
Index
Payment terms / non-current debt		2027
Financing expenses, Current		$ 5,208	11,542
Financing expenses, Non-current		$ 989,294	986,220
Notes 5.13% JBS Lux 2028 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		5.13%
Currency		USD
Index
Payment terms / non-current debt		2028
Financing expenses, Current		$ 7,557	19,219
Financing expenses, Non-current		$ 888,502	886,398
Notes 6.5% JBS Lux 2029 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.50%
Currency		USD
Index
Payment terms / non-current debt		2029
Financing expenses, Current		$ 2,070	1,084
Financing expenses, Non-current		$ 69,835	77,885
Notes 3.00% JBS Lux 2029 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		3.00%
Currency		USD
Index
Payment terms / non-current debt		2029
Financing expenses, Current		$ 2,900	7,458
Financing expenses, Non-current		$ 588,229	586,210
Notes 5.50% JBS Lux 2030 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		5.50%
Currency		USD
Index
Payment terms / non-current debt		2030
Financing expenses, Current		$ 14,128	31,910
Financing expenses, Non-current		$ 1,240,874	1,239,931
Notes 3.75% JBS Lux 2031 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		3.75%
Currency		USD
Index
Payment terms / non-current debt		2031
Financing expenses, Current		$ 6,111	1,563
Financing expenses, Non-current		$ 488,840	495,338
Notes 3.00% JBS Lux 2032 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		3.00%
Currency		USD
Index
Payment terms / non-current debt		2032
Financing expenses, Current		$ 11,250	3,833
Financing expenses, Non-current		$ 982,088	980,341
Notes 3.63% JBS Fin 2032 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		3.63%
Currency		USD
Index
Payment terms / non-current debt		2032
Financing expenses, Current		$ 7,319	16,729
Financing expenses, Non-current		$ 955,411	984,472
Notes 5.75% JBS Lux 2033 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		5.75%
Currency		USD
Index
Payment terms / non-current debt		2033
Financing expenses, Current		$ 47,508	29,469
Financing expenses, Non-current		$ 1,625,208	2,001,095
Notes 6.75% JBS Lux 2034 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.75%
Currency		USD
Index
Payment terms / non-current debt		2034
Financing expenses, Current		$ 4,061	30,900
Financing expenses, Non-current		$ 1,486,122	1,576,065
Notes 4.38% JBS Lux 2052 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		4.38%
Currency		USD
Index
Payment terms / non-current debt		2052
Financing expenses, Current		$ 6,344	16,309
Financing expenses, Non-current		$ 887,577	887,237
Notes 6.50% JBS Lux 2052 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.50%
Currency		USD
Index
Payment terms / non-current debt		2052
Financing expenses, Current		$ 33,261	8,396
Financing expenses, Non-current		$ 1,525,901	1,527,284
Notes 7.25% JBS Lux 2053 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		7.25%
Currency		USD
Index
Payment terms / non-current debt		2053
Financing expenses, Current		$ 24,350	18,669
Financing expenses, Non-current		$ 883,639	883,214
Notes 4.25% PPC 2031 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		4.25%
Currency		USD
Index
Payment terms / non-current debt		2031
Financing expenses, Current		$ 16,669	8,972
Financing expenses, Non-current		$ 843,747	984,404
Notes 3.50% PPC 2032 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		3.50%
Currency		USD
Index
Payment terms / non-current debt		2032
Financing expenses, Current		$ 2,538	10,500
Financing expenses, Non-current		$ 891,986	891,184
Notes 6.25% PPC 2033 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.25%
Currency		USD
Index
Payment terms / non-current debt		2033
Financing expenses, Current		$ 14,972	43,924
Financing expenses, Non-current		$ 965,586	984,018
Notes 6.88% PPC 2034 [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		6.88%
Currency		USD
Index
Payment terms / non-current debt		2034
Financing expenses, Current		$ 12,795	7,639
Financing expenses, Non-current		$ 485,699	484,577
Working capital - Reais [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		10.99%
Currency		BRL
Index		TJLP
Payment terms / non-current debt		2024 - 28
Financing expenses, Current			5,081
Financing expenses, Non-current			16,331
Working capital – Euros [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		4.00%
Currency		EUR
Index		Euribor
Payment terms / non-current debt		2024 - 28
Financing expenses, Current		$ 20,023	17,249
Financing expenses, Non-current		$ 11,873	10,186
CDC - Direct Consumer Credit [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		15.31%
Currency		BRL
Index
Payment terms / non-current debt		2024 - 28
Financing expenses, Current		$ 13,064	21,296
Financing expenses, Non-current		$ 2,476	9,020
Livestock financing - Pre [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		10.99%
Currency		BRL
Index
Payment terms / non-current debt		2024
Financing expenses, Current		$ 379,082	242,928
Financing expenses, Non-current
CRA - Agribusiness Receivables Certificate [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		15.31%
Currency		BRL
Index		CDI and IPCA
Payment terms / non-current debt		2024 - 37
Financing expenses, Current		$ 134,967	149,060
Financing expenses, Non-current		$ 1,112,965	2,013,297
Credit line - Scott [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		7.69%
Currency		USD, EUR
Index
Payment terms / non-current debt		2025
Financing expenses, Current			20,087
Financing expenses, Non-current			529
Credit line - Beardstown Pace [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		3.65%
Currency		USD
Index
Payment terms / non-current debt		2050
Financing expenses, Current			6,689
Financing expenses, Non-current			64,700
JBS Australia Confinement Agreement [Member] | Local currency [Member]
Loans and Financing (Details) - Schedule of Loans and Financing [Line Items]
Average annual interest rate		2.76%
Currency		AUD
Index
Payment terms / non-current debt		2028
Financing expenses, Current			993
Financing expenses, Non-current			$ 34,053

[1]	FINAME - Government Agency for Machinery and Equipment Financing